Securitizations and Variable Interest Entities, Off-Balance Sheet Loans Sold or Securitized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 1,266,936	$ 1,346,477
Delinquent loans and foreclosed assets	19,778	27,574
Net charge-offs	1,290	1,197
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,160,191	1,235,662
Delinquent loans and foreclosed assets	16,453	20,904
Net charge-offs	1,011	814
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	1,800	2,200
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,160,191	1,235,662
Delinquent loans and foreclosed assets	16,453	20,904
Net charge-offs	1,011	814
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	106,745	110,815
Delinquent loans and foreclosed assets	3,325	6,670
Net charge-offs	279	383
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	1,700	5,000
Commercial real estate mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	106,745	110,815
Delinquent loans and foreclosed assets	3,325	6,670
Net charge-offs	279	383
FNMA, FHLMC and GNMA [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,200,000	1,200,000
Delinquent loans and foreclosed assets	9,800	12,100
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	$ 1,300	$ 1,700